Document and Entity Information	Dec. 24, 2019
Cover [Abstract]
Entity Registrant Name	Carbonite Inc
Amendment Flag	false
Entity Central Index Key	0001340127
Document Type	8-K
Document Period End Date	Dec. 24, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35264
Entity Tax Identification Number	33-1111329
Entity Address, Address Line One	Two Avenue de Lafayette
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	587-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CARB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false